Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(b) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(u) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (“
CAP
”, as defined by SEC rules) and certain financial performance measures for the last five completed fiscal years. These financial metrics include total shareholder return (TSR), net income metric, and a company-selected measure of Adjusted Operating Income (AOI).
We selected AOI as the most important in linking compensation actually paid to our NEOs for 2025 to our performance, as it was the predominant metric used in our 2025 incentive plans as described in the Compensation Discussion & Analysis earlier in this Proxy Statement.

Year (1)	Summary Compensation Table Total for First PEO (Jose Cil)	Compensation Actually Paid to First PEO (2) (Jose Cil)	Summary Compensation Table Total for Second PEO (Joshua Kobza)	Compensation Actually Paid to Second PEO (2) (Joshua Kobza)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (millions)	Adj. Operating Income (3) (millions)
2025	$0	$0	$15,159,780	$18,060,728	$7,769,331	$8,272,769	$133	$136	$1,075	$2,584
2024	$0	$0	$14,469,867	($28,120,726)	$6,093,196	$203,860	$122	$136	$1,445	$2,402
2023	$2,919,736	$22,058,277	$28,967,541	$77,213,418	$7,215,978	$12,712,740	$142	$130	$1,718	$2,200
2022	$17,051,342	$27,404,712	$0	$0	$36,433,352	$57,793,584	$114	$113	$1,482	$2,084
2021	$13,968,789	$13,978,748	$0	$0	$6,914,601	$6,379,416	$103	$123	$1,253	$1,977

(1)
Mr. Cil is the PEO for 2021, 2022, and two months of 2023. Mr. Kobza is the PEO for the remainder of 2023 onwards. The other NEOs for each year are: for 2025 and 2024 – Messrs. Siddiqui, Schwan, Curtis, and Ms. Granat; for 2023 – Messrs. Dunnigan, Shear, Schwan, and Curtis; for 2022 – Messrs. Doyle, Dunnigan, Kobza, and Shear; for 2021 – Messrs. Dunnigan, Kobza, Shear, and Curtis.

(2)
Dollar amounts shown in this column represent compensation actually paid calculated by adjusting amounts in summary compensation table in accordance with SEC rules. As required, the dollar amounts include unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts do not fully represent the actual final amount of compensation earned or actually paid to the CEO or other NEO during the applicable years. Adjustments made are shown in below tables.

(3)
For 2025, our Company Selected Measure is Adjusted Operating Income, consistent with our Short-Term Incentive Program. In prior years, we used Adjusted EBITDA. For more details, refer to our Compensation Discussion and Analysis, beginning on page 35. Adjusted Operating Income (AOI) is a non-GAAP measure, and reconciliation to Operating Income is provided in Appendix B.

CEO Equity Adjustments

All values in $US	2021	2022	2023 First CEO (Jose Cil)	2023 Second CEO (Joshua Kobza)	2024	2025
Summary Compensation Table Total	13,968,789	17,051,342	2,919,736	28,967,541	14,469,867	15,159,780
Less: Stock and Option Award values reported in SCT	(10,769,665)	(13,575,946)	(2,571,384)	(26,007,809)	(11,626,221)	(12,317,912)
Plus: Fair Value of Stock and Options Awards Granted in Year	7,792,950	15,204,487	2,223,970	57,461,293	8,143,340	12,915,993
Plus/Less: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(341,716)	4,528,849	13,737,077	11,220,283	(38,966,723)	2,179,228
Less: Fair Value as of Vesting Date of Equity Award Granted and Vested in Year	1,423,917	734,069	699,434	477,567	536,046	355,528
Plus/Less: Change in Fair Value of Stock and Options Awards from Prior Years that Vested in Year	(111,328)	157,046	893,104	533,178	(701,420)	(249,530)
Less: Fair Value of Stock and Option Awards that fail to meet vesting conditions during Year	—	—	—	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	2,015,801	3,304,865	4,156,340	4,561,366	24,385	17,640
Compensation Actually Paid	13,978,748	27,404,712	22,058,277	77,213,418	(28,120,725)	18,060,728

  Other Information

Average of Other NEO Equity Adjustments

All values in $US	2021	2022	2023	2024	2025
Summary Compensation Table Total	6,914,601	36,433,352	7,215,978	6,093,196	7,769,331
Less: Stock and Option Award values reported in SCT	(4,942,911)	(34,402,665)	(5,205,781)	(4,777,605)	(6,262,032)
Plus: Fair Value of Stock and Options Awards Granted in Year	3,640,557	53,815,223	6,230,469	2,912,303	6,532,198
Plus/Less: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(250,129)	1,328,710	3,053,515	(2,935,383)	122,358
Less: Fair Value as of Vesting Date of Equity Award Granted and Vested in Year	585,031	264,387	282,346	205,059	187,996
Plus/Less: Change in Fair Value of Stock and Options Awards from Prior Years that Vested in Year	(144,704)	(524,058)	208,276	(177,972)	(82,304)
Less: Fair Value of Stock and Option Awards that fail to meet vesting conditions during Year	—	—	—	(1,127,307)	—
Plus: Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	576,970	878,635	927,936	11,353	6,643
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	—	216	(1,345)
Compensation Actually Paid	6,379,416	57,793,584	12,712,740	203,860	8,272,769

Company Selected Measure Name			Adj. Operating Income
Named Executive Officers, Footnote			The other NEOs for each year are: for 2025 and 2024 – Messrs. Siddiqui, Schwan, Curtis, and Ms. Granat; for 2023 – Messrs. Dunnigan, Shear, Schwan, and Curtis; for 2022 – Messrs. Doyle, Dunnigan, Kobza, and Shear; for 2021 – Messrs. Dunnigan, Kobza, Shear, and Curtis.
PEO Total Compensation Amount			$ 15,159,780	$ 14,469,867		$ 17,051,342	$ 13,968,789
PEO Actually Paid Compensation Amount			$ 18,060,728	(28,120,725)		27,404,712	13,978,748
Adjustment To PEO Compensation, Footnote
CEO Equity Adjustments

All values in $US	2021	2022	2023 First CEO (Jose Cil)	2023 Second CEO (Joshua Kobza)	2024	2025
Summary Compensation Table Total	13,968,789	17,051,342	2,919,736	28,967,541	14,469,867	15,159,780
Less: Stock and Option Award values reported in SCT	(10,769,665)	(13,575,946)	(2,571,384)	(26,007,809)	(11,626,221)	(12,317,912)
Plus: Fair Value of Stock and Options Awards Granted in Year	7,792,950	15,204,487	2,223,970	57,461,293	8,143,340	12,915,993
Plus/Less: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(341,716)	4,528,849	13,737,077	11,220,283	(38,966,723)	2,179,228
Less: Fair Value as of Vesting Date of Equity Award Granted and Vested in Year	1,423,917	734,069	699,434	477,567	536,046	355,528
Plus/Less: Change in Fair Value of Stock and Options Awards from Prior Years that Vested in Year	(111,328)	157,046	893,104	533,178	(701,420)	(249,530)
Less: Fair Value of Stock and Option Awards that fail to meet vesting conditions during Year	—	—	—	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	2,015,801	3,304,865	4,156,340	4,561,366	24,385	17,640
Compensation Actually Paid	13,978,748	27,404,712	22,058,277	77,213,418	(28,120,725)	18,060,728

Non-PEO NEO Average Total Compensation Amount			$ 7,769,331	6,093,196	$ 7,215,978	36,433,352	6,914,601
Non-PEO NEO Average Compensation Actually Paid Amount			$ 8,272,769	203,860	12,712,740	57,793,584	6,379,416
Adjustment to Non-PEO NEO Compensation Footnote
Average of Other NEO Equity Adjustments

All values in $US	2021	2022	2023	2024	2025
Summary Compensation Table Total	6,914,601	36,433,352	7,215,978	6,093,196	7,769,331
Less: Stock and Option Award values reported in SCT	(4,942,911)	(34,402,665)	(5,205,781)	(4,777,605)	(6,262,032)
Plus: Fair Value of Stock and Options Awards Granted in Year	3,640,557	53,815,223	6,230,469	2,912,303	6,532,198
Plus/Less: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(250,129)	1,328,710	3,053,515	(2,935,383)	122,358
Less: Fair Value as of Vesting Date of Equity Award Granted and Vested in Year	585,031	264,387	282,346	205,059	187,996
Plus/Less: Change in Fair Value of Stock and Options Awards from Prior Years that Vested in Year	(144,704)	(524,058)	208,276	(177,972)	(82,304)
Less: Fair Value of Stock and Option Awards that fail to meet vesting conditions during Year	—	—	—	(1,127,307)	—
Plus: Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	576,970	878,635	927,936	11,353	6,643
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	—	216	(1,345)
Compensation Actually Paid	6,379,416	57,793,584	12,712,740	203,860	8,272,769

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Disclosure of Most Important Measures Linking Compensation Actually Paid in 2025 to Company Performance
The most important measures used by RBI to link compensation actually paid to our NEOs for 2025 to our performance are disclosed below. For further information on these performance metrics and their function in our executive compensation program, refer to the Compensation Discussion & Analysis beginning on page 34.

•	Adjusted Operating Income

•	Same Store Sales (or Comparable Sales)

•	Net Restaurant Growth

•	Franchisee Profitability

•	Total Shareholder Return

Total Shareholder Return Amount			$ 133	122	142	114	103
Peer Group Total Shareholder Return Amount			136	136	130	113	123
Net Income (Loss)			$ 1,075,000,000	$ 1,445,000,000	$ 1,718,000,000	$ 1,482,000,000	$ 1,253,000,000
Company Selected Measure Amount			2,584,000,000	2,402,000,000	2,200,000,000	2,084,000,000	1,977,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Operating Income
Non-GAAP Measure Description			For 2025, our Company Selected Measure is Adjusted Operating Income, consistent with our Short-Term Incentive Program. In prior years, we used Adjusted EBITDA. For more details, refer to our Compensation Discussion and Analysis, beginning on page 35. Adjusted Operating Income (AOI) is a non-GAAP measure, and reconciliation to Operating Income is provided in Appendix B.
Measure:: 2
Pay vs Performance Disclosure
Name			Same Store Sales (or Comparable Sales)
Measure:: 3
Pay vs Performance Disclosure
Name			Net Restaurant Growth
Measure:: 4
Pay vs Performance Disclosure
Name			Franchisee Profitability
Measure:: 5
Pay vs Performance Disclosure
Name			Total Shareholder Return
Mr. Cil [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	$ 2,919,736	$ 17,051,342	$ 13,968,789
PEO Actually Paid Compensation Amount			0	0	22,058,277	$ 27,404,712	$ 13,978,748
PEO Name	Mr. Cil					Mr. Cil	Mr. Cil
Mr. Kobza [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			15,159,780	14,469,867	28,967,541	$ 0	$ 0
PEO Actually Paid Compensation Amount			$ 18,060,728	$ (28,120,726)	77,213,418	0	0
PEO Name		Mr. Kobza	Mr. Kobza	Mr. Kobza
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (12,317,912)	$ (11,626,221)		(13,575,946)	(10,769,665)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,915,993	8,143,340		15,204,487	7,792,950
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,179,228	(38,966,723)		4,528,849	(341,716)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			355,528	536,046		734,069	1,423,917
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(249,530)	(701,420)		157,046	(111,328)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0		0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,640	24,385		3,304,865	2,015,801
PEO | Mr. Cil [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,571,384)
PEO | Mr. Cil [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,223,970
PEO | Mr. Cil [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					13,737,077
PEO | Mr. Cil [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					699,434
PEO | Mr. Cil [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					893,104
PEO | Mr. Cil [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Cil [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,156,340
PEO | Mr. Kobza [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(26,007,809)
PEO | Mr. Kobza [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					57,461,293
PEO | Mr. Kobza [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					11,220,283
PEO | Mr. Kobza [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					477,567
PEO | Mr. Kobza [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					533,178
PEO | Mr. Kobza [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Kobza [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,561,366
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,345)	216	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,262,032)	(4,777,605)	(5,205,781)	(34,402,665)	(4,942,911)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,532,198	2,912,303	6,230,469	53,815,223	3,640,557
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			122,358	(2,935,383)	3,053,515	1,328,710	(250,129)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			187,996	205,059	282,346	264,387	585,031
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(82,304)	(177,972)	208,276	(524,058)	(144,704)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(1,127,307)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 6,643	$ 11,353	$ 927,936	$ 878,635	$ 576,970